Employee Pension and Postretirement Benefit Plans - Weighted Average Assumptions Used to Determine Pension Benefit Costs (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Weighted average assumptions used to determine the periodic benefit costs:
Discount rate	4.40%	3.70%	4.25%
Expected return on plan assets	5.91%	5.80%	6.00%
Pension Benefits | Minimum
Weighted average assumptions used to determine the periodic benefit costs:
Rate of compensation increases	3.50%	3.50%	3.00%
Pension Benefits | Maximum
Weighted average assumptions used to determine the periodic benefit costs:
Rate of compensation increases	4.00%	4.00%	4.00%
Postretirement Benefits
Weighted average assumptions used to determine the periodic benefit costs:
Discount rate	4.40%	3.70%	4.25%